Share-Based Payments - Summary of Share Rights (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number	6,547,018		5,344,777
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number	436,403		309,049	0	0
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized | $	$ 444,480		$ 2,620,399
Share Rights | Anthony Bellas
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Oct. 26, 2022
Number	69,995
Vesting date	Jun. 30, 2023
Fair value | $ / shares		$ 2.90
Expiry	Jun. 30, 2024
Expense recognized | $	$ 68,758
Share Rights | Andrew Liveris
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Oct. 26, 2022
Number	69,995
Vesting date	Jun. 30, 2023
Fair value | $ / shares		2.90
Expiry	Jun. 30, 2024
Expense recognized | $	$ 68,758
Share Rights | Robert Cooper
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Oct. 26, 2022
Number	69,995
Vesting date	Jun. 30, 2023
Fair value | $ / shares		2.90
Expiry	Jun. 30, 2024
Expense recognized | $	$ 68,758
Share Rights | Zhanna Golodryga
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Oct. 26, 2022
Number	69,995
Vesting date	Jun. 30, 2023
Fair value | $ / shares		2.90
Expiry	Jun. 30, 2024
Expense recognized | $	$ 68,758
Share Rights | Robert Natter | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Oct. 26, 2022
Number	69,995
Vesting date	Jun. 30, 2023
Fair value | $ / shares		2.90
Expiry	Jun. 30, 2024
Expense recognized | $	$ 68,758
Share Rights | Robert Natter | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Oct. 26, 2022
Number	7,263
Vesting date	Oct. 26, 2022
Fair value | $ / shares		2.90
Expiry	Jun. 30, 2024
Expense recognized | $	$ 14,112
Share Rights | Jean Oelwang [Member] | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Oct. 26, 2022
Number	69,995
Vesting date	Jun. 30, 2023
Fair value | $ / shares		2.90
Expiry	Jun. 30, 2024
Expense recognized | $	$ 68,758
Share Rights | Jean Oelwang [Member] | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Oct. 26, 2022
Number	9,170
Vesting date	Oct. 26, 2022
Fair value | $ / shares		$ 2.90
Expiry	Jun. 30, 2024
Expense recognized | $	$ 17,820